Goodwill and other intangible assets (Schedule Of Intangible Assets With Determinable Useful Lives By Major Category) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Gross Carrying Amount	$ 142,300	$ 142,300	$ 142,300
Accumulated Amortization & Impairment	(39,990)	(33,414)	(19,809)
Net Carrying Amount	102,310	108,886	122,491
Trade Name
Goodwill [Line Items]
Gross Carrying Amount	22,500	22,500	22,500
Accumulated Amortization & Impairment	(6,629)	(5,512)	(3,235)
Net Carrying Amount	15,871	16,988	19,265
Technological Know-How
Goodwill [Line Items]
Gross Carrying Amount	55,300	55,300	55,300
Accumulated Amortization & Impairment	(20,502)	(17,265)	(10,397)
Net Carrying Amount	34,798	38,035	44,903
Customer-Related Intangible
Goodwill [Line Items]
Gross Carrying Amount	64,500	64,500	64,500
Accumulated Amortization & Impairment	(12,859)	(10,637)	(6,177)
Net Carrying Amount	$ 51,641	$ 53,863	$ 58,323